Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable

The following table summarizes the Company’s accounts receivable (in thousands):

	December 31,	December 31,
	2021	2020
Accounts receivable, gross	$4,945	$8,619
Less: allowance for doubtful accounts	(1,607)	(1,219)
Accounts receivable, net	$3,338	$7,400

Schedule of movement of the allowance for doubtful accounts

The following table summarizes the movement of the allowance for doubtful accounts (in thousands):

	September 30,	December 31,
	2022	2021
Balance at the beginning of the period	$(1,607)	$(1,219)
Increase in the allowance for doubtful accounts	(13)	(350)
Effect of change in foreign currency exchange rates	$142	$(38)
Balance at the end of the period	$(1,478)	$(1,607)

The following table summarizes the movement of the allowance for doubtful accounts (in thousands):

	December 31,	December 31,	December 31,
	2021	2020	2019
Balance at the beginning of the year	$(1,219)	$—	$—
Increase in the allowance for doubtful accounts	(350)	(1,219)	—
Effect of change in foreign currency exchange rates	(38)	—	—
Balance at the end of the year	$(1,607)	$(1,219)	$—